UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number  811-8088
                                                      --------

                             OAK RIDGE FUNDS, INC.
                             ---------------------
               (Exact name of registrant as specified in charter)

                      10 SOUTH LASALLE STREET, SUITE 1050
                               CHICAGO, IL  60603
              (Address of principal executive offices) (Zip code)

                                SAMUEL WEGBREIT
                             OAK RIDGE FUNDS, INC.
                      10 SOUTH LASALLE STREET, SUITE 1050
                               CHICAGO, IL 60603
                    (Name and address of agent for service)

                                 1-800-407-7298
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: NOVEMBER 30, 2003
                         -----------------

Date of reporting period: MAY 31, 2003
                          ------------

ITEM 1. REPORT TO STOCKHOLDERS.
-------------------------------

SEMI-ANNUAL
REPORT
May 31, 2003

                                   OAK RIDGE
                                  FUNDS, INC.

Shareholder Services
1(800) 407-7298

OAK RIDGE INVESTMENTS, LLC
Investment Adviser

OAK RIDGE FUNDS

LETTER TO SHAREHOLDERS
JULY, 2003

Dear Client,

  The market has enjoyed a spectacular advance despite mixed economic news. Whether the limited resistance in Iraq, low interest rates, or simply a market that was tired of going down was the cause, stocks responded favorably to nearly every report. The results were stunning double digit gains for every major benchmark from the March lows.

  Conflicting macroeconomic factors have created conditions that make forecasting particularly difficult. Interest rates are at their lowest level in nearly 50 years. This makes stocks an attractive alternative compared to low yielding bonds. The Federal Reserve has identified a legitimate deflationary risk which dampens growth prospects, but has signaled a commitment to provide meaningful liquidity to stimulate growth, a measure that will be thoroughly supported by President Bush as he postures for re-election.

  Low interest rates do allow for higher equity valuations, but the March market bottom carried a 24 trailing P/E, or roughly three times that seen at a typical low. The broad rally is sustainable for quality companies able to grow their businesses. Financially sound dividend paying stocks are particularly attractive with the favorable tax treatment approved on dividends. Unfortunately, the best returns have been registered by inferior quality, speculative past leaders with poor prospects for fundamental improvement and already excessive valuations. This is reflected in the recovery of the Philadelphia Semiconductor Index, a key technology benchmark. The Index has advanced 24% in 2003, 68% from its October 2002 lows, but remains 70% below its March 2000 record high. While demand for semiconductors will rebound with an economic recovery, it is irrational to once again award huge valuations to cyclical stocks with no assurance of retaining a competitive advantage.

  Investors should avoid the temptation of chasing past high fliers in an effort to recoup the devastating losses incurred when the growth stock bubble burst. Most technology stocks remain overpriced and the recent surge in these shares, albeit to levels still significantly underwater for many investors should be viewed as an excellent opportunity to sell. Long-term growth stock leaders will enjoy above normal expansion of their businesses and market share through the deployment of technical advancement, not necessarily the creation of the technology. A reduction in dividend taxes will make raising dividends an attractive use of cash flow among quality growth stocks. This was commonplace before the introduction of unfavorable tax legislation in the 1970's. A disconnected interest evolved as corporate management preferred share buybacks to enhance the value of their stock options at the expense of balance sheets and cash payouts.

  Oak Ridge Funds advanced at their highest level since 2000, but lagged the broad market. A poor outlook for first quarter earnings kept portfolios positioned in conservative areas with better visibility, such as healthcare and consumer product companies that led to our significant outperformance during the decline. The earnings announced in April were considerably better than expected but the liftoff in share prices that preceded the surprising results led to extended valuations. Oak Ridge employs similar search criteria as the majority of growth stock managers, but our strategy also is founded on the belief that history is an essential guide in valuing stocks. When the majority of fast growing stocks trade in excess of normal valuation metrics, our discipline spotlights more conservative growth.

  At this point the market will likely need time to consolidate its gains and should settle into a trading range. The Federal Reserve and politicians will support growth measures, but a recovery should be uneven and slower than desired. Earnings estimates are likely overstated as consensus estimates project 12% earnings growth in the third quarter and 21% in the fourth quarter. Investor's sentiment is at an incredible record level with 89% of all investors bullish. It is unlikely that the market will approach its lows of last year as dividend yields are near CD rates and companies projecting almost double digit returns on pension assets for actuarial purposes are likely to migrate assets from bonds to stocks.

  A low inflation rate should provide a reasonable real return on stocks. Patient long-term investors can do well, but must remember the devastating collapse of the growth stock bubble and not the "easy money" made through speculation in the late 90's. While there is still no new paradigm, growth stock investing will be more similar to the early 1980's and should be a very worthwhile strategy in the years ahead.

  We appreciate your confidence and remain optimistic that the Oak Ridge discipline will continue to be successful in the long run.

  Sincerely,

  /s/David M. Klaskin

  David M. Klaskin
  Chairman
  Chief Investment Officer

OAK RIDGE SMALL CAP EQUITY FUND -- CLASS A

           Oak Ridge Small     Oak Ridge Small
          Cap Equity Fund -   Cap Equity Fund -    Russell 2000   Russell 2000
  Date    Class A - No Load     Class A - Load         Index      Growth Index
  ----    -----------------   -----------------    ------------   ------------
  1/94         10,000                9,575            10,000         10,000
  5/94         10,160                9,728             9,682          9,392
 11/94         10,480               10,035             9,562          9,531
  5/95         11,120               10,648            10,679         10,583
 11/95         14,360               13,749            12,286         12,508
  5/96         17,484               16,741            14,512         15,304
 11/96         17,359               16,621            14,315         13,953
  5/97         18,848               18,047            15,523         14,477
 11/97         22,218               21,274            17,665         16,057
  5/98         23,858               22,844            18,820         16,771
 11/98         20,038               19,186            16,496         14,915
  5/99         20,272               19,411            18,316         17,431
 11/99         23,524               22,524            19,081         19,786
  5/00         26,345               25,225            20,131         20,864
 11/00         26,105               24,995            18,969         17,012
  5/01         28,984               27,752            21,285         17,581
 11/01         26,309               25,191            19,912         15,427
  5/02         27,093               25,942            21,199         14,799
 11/02         22,810               21,840            17,801         12,274
  5/03         25,102               24,035            19,463         13,379

                       For the periods ended May 31, 2003

                                                                                           Average Annual Total Return
                                                                                           ---------------------------
                                                                                                                   Since
                                                              Six Months     1 Year      3 Year       5 Year     Inception
                                                              ----------     ------      ------       ------     ---------
Oak Ridge Small Cap Equity Fund - Class A (no load)(a)<F1>      10.05%       (7.35)%     (1.60)%       1.02%       10.28%
Oak Ridge Small Cap Equity Fund - Class A (load)(a)<F1>          5.37%      (11.28)%     (3.01)%       0.15%        9.78%
Russell 2000 Index                                               9.34%       (8.18)%     (1.16)%       0.65%        7.32%
Russell 2000 Growth Index                                        9.00%       (9.59)%     (13.76)%    (4.42)%        3.14%

(a)<F1>  January 3, 1994 inception.

Each chart assumes an initial gross investment of $10,000 made upon inception. Returns shown include the reinvestment of all dividends. For the Small Cap Equity Fund Class A shares, a 4.25% maximum sales load took effect January 1, 1996. The load performance for Class A has been restated to reflect the impact of the sales load as if the sales load had been imposed since inception. Performance reflects expense reimbursements and fee waivers in effect. Absent expense reimbursements and fee waivers, total returns would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

Russell 2000 Index - A stock market index comprised of the 2,000 smallest U.S. domiciled publicly traded common stocks that are included in the Russell 3000 Index. These common stocks represent approximately 8% of the U.S. equity market. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book and higher forecasted growth rates. The Russell 3000 Index is comprised of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization representing approximately 98% of the U.S. publicly traded equity market.

OAK RIDGE LARGE CAP EQUITY FUND -- CLASS A

           Oak Ridge Large     Oak Ridge Large
          Cap Equity Fund -   Cap Equity Fund -       S&P 500     Russell 1000
  Date    Class A - No Load     Class A - Load         Index      Growth Index
  ----    -----------------   -----------------      ---------    ------------
  3/99         10,000                9,575            10,000         10,000
  5/99         10,092                9,663            10,548         10,216
 11/99         10,376                9,935            11,324         11,937
  5/00         11,059               10,589            11,653         12,769
 11/00         11,576               11,084            10,846         10,558
  5/01         11,351               10,869            10,423          8,975
 11/01         10,343                9,904             9,521          8,150
  5/02          9,826                9,408             8,980          7,101
 11/02          8,951                8,570             7,948          6,302
  5/03          9,070                8,684             8,256          6,544

                       For the periods ended May 31, 2003

                                                                                              Average Annual Total Return
                                                                                              ---------------------------
                                                                                                                Since
                                                                 Six Months       1 Year         3 Year       Inception
                                                                 ----------       ------         ------       ---------
Oak Ridge Large Cap Equity Fund - Class A (no load)(a)<F2>         1.33%         (7.69)%         (6.40)%       (2.27)%
Oak Ridge Large Cap Equity Fund - Class A (load)(a)<F2>          (3.00)%        (11.59)%         (7.74)%       (3.26)%
S&P 500 Stock Index                                                3.87%         (8.06)%        (10.85)%       (4.41)%
Russell 1000 Growth Index                                          3.85%         (7.85)%        (19.97)%       (9.49)%

(a)<F2>  March 1, 1999 inception.

Performance reflects expense reimbursements and fee waivers in effect. Absent expense reimbursements and fee waivers, total returns would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

S&P 500 Stock Index - An unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of the 500 stocks which represent all major industries.

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth rates. The Russell 3000 Index is comprised of the 3,000 largest U.S. domiciled publicly-traded common stocks by market capitalization representing approximately 98% of the U.S. publicly traded equity market.

OAK RIDGE SMALL CAP EQUITY FUND

SCHEDULE OF INVESTMENTS
MAY 31, 2003 (UNAUDITED)

NUMBER OF
  SHARES                                                               VALUE
---------                                                              -----
             COMMON STOCK -- 92.91%

             AEROSPACE & DEFENSE -- 2.22%
    2,000    DRS Technologies, Inc.*<F3>                           $    50,000
   10,000    Veridian Corporation*<F3>                                 259,500
                                                                   -----------
                                                                       309,500
                                                                   -----------

             BANKING -- 1.66%
   40,000    Bay View Capital Corporation*<F3>                         232,000
                                                                   -----------

             BUSINESS SERVICES -- 8.92%
   14,000    Alliance Data
               Systems Corporation*<F3>                                343,420
    7,500    ChoicePoint Inc.*<F3>                                     282,675
   13,835    iPayment Holdings, Inc.*<F3>                              318,219
   10,000    Portfolio Recovery
               Associates, Inc.*<F3>                                   299,600
                                                                   -----------
                                                                     1,243,914
                                                                   -----------

             CHEMICALS -- 3.26%
   10,800    Airgas, Inc.                                              195,480
   13,000    Spartech Corporation                                      258,700
                                                                   -----------
                                                                       454,180
                                                                   -----------

             COMPUTER SERVICES -- 2.37%
   10,000    CACI International Inc. - Class A*<F3>                    330,500
                                                                   -----------

             CONSUMER PRODUCTS -- 1.98%
    8,700    Church & Dwight Co., Inc.                                 276,573
                                                                   -----------

             DATA PROCESSING -- 3.61%
   17,000    Reynolds and Reynolds
               Company - Class A                                       503,200
                                                                   -----------

             DIVERSIFIED
               MANUFACTURING -- 1.89%
    6,100    Teleflex Incorporated                                     263,093
                                                                   -----------

             DRUGS & MEDICAL -- 8.27%
   30,000    Caremark Rx, Inc.*<F3>                                    677,400
   10,000    Taro Pharmaceutical
               Industries Ltd.+<F4>*<F3>                               475,600
                                                                   -----------
                                                                     1,153,000
                                                                   -----------

             EDUCATION -- 2.73%
    6,200    Career Education Corporation*<F3>                         380,742
                                                                   -----------

             ELECTRONICS -- 1.22%
    6,800    ScanSource, Inc.*<F3>                                     170,680
                                                                   -----------

             FINANCIAL SERVICES -- 6.84%
    5,250    Doral Financial Corp.                                     221,970
    6,200    Legg Mason, Inc.                                          400,582
   25,000    Net.B@nk, Inc.*<F3>                                       331,750
                                                                   -----------
                                                                       954,302
                                                                   -----------

             FOOD & BEVERAGE -- 1.94%
    7,200    The J.M. Smucker Company                                  271,080
                                                                   -----------

             HEALTH CARE SERVICES
               & SUPPLIES -- 1.71%
    6,200    CTI Molecular Imaging, Inc*<F3>                           107,570
   12,000    Province Healthcare Company*<F3>                          131,400
                                                                   -----------
                                                                       238,970
                                                                   -----------

             INFORMATION MANAGEMENT
               SERVICES -- 1.38%
    9,300    Cognizant Tech
               Solutions Corporation*<F3>                              192,975
                                                                   -----------

             INSTRUMENTS - SCIENTIFIC -- 5.48%
    8,900    Fisher Scientific International Inc.*<F3>                 282,041
   15,000    Varian, Inc.*<F3>                                         482,100
                                                                   -----------
                                                                       764,141
                                                                   -----------

             INSURANCE -- 2.67%
   13,000    HCC Insurance Holdings, Inc.                              372,450
                                                                   -----------

             LEISURE & GAMING -- 1.96%
   17,000    Alliance Gaming Corporation*<F3>                          274,040
                                                                   -----------

             OIL & GAS EXPLORATION
               & PRODUCTION -- 3.63%
    5,000    Evergreen Resources, Inc.*<F3>                            266,300
   12,500    Remington Oil & Gas Corporation*<F3>                      239,875
                                                                   -----------
                                                                       506,175
                                                                   -----------

             RESTAURANTS -- 1.51%
   11,000    O'Charley's Inc.*<F3>                                     210,870
                                                                   -----------

             RETAIL -- 3.91%
    9,000    Hot Topic, Inc.*<F3>                                      240,030
   10,000    O'Reilly Automotive, Inc.*<F3>                            305,300
                                                                   -----------
                                                                       545,330
                                                                   -----------

             SAVINGS AND LOANS -- 5.58%
   18,360    New York Community
               Bancorp, Inc.                                           508,572
   16,500    Sovereign Bancorp, Inc.                                   269,280
                                                                   -----------
                                                                       777,852
                                                                   -----------

             SEMICONDUCTORS -- 3.98%
    7,700    Cree, Inc.*<F3>                                           189,189
   14,000    Integrated Circuit Systems, Inc.*<F3>                     365,260
                                                                   -----------
                                                                       554,449
                                                                   -----------

             TEXTILES AND APPAREL -- 1.65%
   12,500    Wolverine World Wide, Inc.                                229,625
                                                                   -----------

             TRANSPORTATION SERVICES -- 3.58%
    9,600    Knight Transportation, Inc.*<F3>                          243,456
    8,000    UTI Worldwide, Inc.+<F4>                                  256,320
                                                                   -----------
                                                                       499,776
                                                                   -----------

             WASTE DISPOSAL
               SERVICES -- 4.39%
    8,500    Stericycle, Inc.*<F3>                                     336,260
    8,100    Waste Connections, Inc.*<F3>                              275,886
                                                                   -----------
                                                                       612,146
                                                                   -----------

             WHOLESALE -- 4.57%
    8,800    Performance Food
               Group Company*<F3>                                      318,560
   11,500    United Natural Foods, Inc.*<F3>                           318,550
                                                                   -----------
                                                                       637,110
                                                                   -----------
             Total Common Stock
               (cost $10,554,040)                                   12,958,673
                                                                   -----------

PRINCIPAL
  AMOUNT
---------
             SHORT-TERM INVESTMENTS -- 7.41%

             VARIABLE RATE DEMAND
               NOTES#<F5> -- 7.41%
 $208,474    American Family Financial
               Services, Inc., 0.9312%                                 208,474
  540,158    U.S. Bank, N.A., 1.07%                                    540,158
  284,261    Wisconsin Corporate Central
               Credit Union, 0.99%                                     284,261
                                                                   -----------
             Total Short-Term Investments
               (cost $1,032,893)                                     1,032,893
                                                                   -----------
             Total Investments -- 100.32%
               (cost $11,586,933)                                   13,991,566
                                                                   -----------
             Liabilities, less Other
               Assets -- (0.32)%                                       (44,467)
                                                                   -----------
             NET ASSETS -- 100.00%                                 $13,947,099
                                                                   -----------
                                                                   -----------

 *<F3>  Non-income producing security.
 +<F4>  Foreign security.
 #<F5> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of May 31, 2003.

                     See Notes to the Financial Statements.

OAK RIDGE LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS
MAY 31, 2003 (UNAUDITED)

NUMBER OF
  SHARES                                                              VALUE
---------                                                             -----
             COMMON STOCK -- 94.04%

             AEROSPACE AND DEFENSE -- 2.14%
    2,600    General Dynamics Corporation                           $  173,732
                                                                    ----------

             BANKING -- 6.34%
    6,950    Citigroup Inc.                                            285,089
    5,800    Popular, Inc.                                             229,048
                                                                    ----------
                                                                       514,137
                                                                    ----------

             BIOTECHNOLOGY -- 6.66%
    3,500    Amgen Inc.*<F6>                                           226,485
    5,000    Genentech, Inc.*<F6>                                      313,050
                                                                    ----------
                                                                       539,535
                                                                    ----------

             BUSINESS SERVICES -- 2.34%
    4,100    Affiliated Computer Services,
               Inc. - Class A*<F6>                                     189,994
                                                                    ----------

             CHEMICALS -- 2.36%
    6,100    International Flavors
               & Fragrances Inc.                                       191,479
                                                                    ----------

             COMMUNICATIONS -- 4.20%
    2,800    ALLTEL Corporation                                        134,064
    6,900    Univision Communications,
               Inc. - Class A*<F6>                                     205,965
                                                                    ----------
                                                                       340,029
                                                                    ----------

             COMPUTERS - HARDWARE -- 4.89%
    7,300    Dell Computer Corporation*<F6>                            228,417
    1,905    International Business
               Machines Corporation                                    167,716
                                                                    ----------
                                                                       396,133
                                                                    ----------

             COMPUTERS - SOFTWARE -- 3.30%
   10,850    Microsoft Corporation                                     267,019
                                                                    ----------

             COSMETICS & TOILETRIES -- 5.90%
    3,900    Kimberly-Clark Corporation                                202,527
    3,000    Procter & Gamble Company                                  275,460
                                                                    ----------
                                                                       477,987
                                                                    ----------

             DIVERSIFIED MANUFACTURING -- 4.90%
    7,300    General Electric Company                                  209,510
    2,800    Danaher Corporation                                       187,376
                                                                    ----------
                                                                       396,886
                                                                    ----------

             DRUGS & MEDICAL -- 8.58%
    4,100    Cardinal Health, Inc.                                     236,611
    5,000    Medtronic, Inc.                                           243,650
    6,925    Pfizer Inc.                                               214,813
                                                                    ----------
                                                                       695,074
                                                                    ----------

             FINANCE - CREDIT CARD -- 0.54%
    1,050    American Express Company                                   43,743
                                                                    ----------

             INSURANCE -- 5.43%
    6,200    AFLAC INCORPORATED                                        204,042
    4,071    American International Group                              235,629
                                                                    ----------
                                                                       439,671
                                                                    ----------

             INVESTMENT COMPANIES -- 2.46%
    4,600    Merrill Lynch & Company                                   199,180
                                                                    ----------

             LEISURE & GAMING -- 2.99%
    2,750    International Game Technology*<F6>                        242,110
                                                                    ----------

             MEDICAL PRODUCTS -- 2.41%
    3,600    Johnson  & Johnson                                        195,660
                                                                    ----------

             OIL & GAS -- 7.02%
    3,706    Apache Corporation                                        244,300
    4,760    Baker Hughes Incorporated                                 157,318
    7,800    XTO Energy, Inc.                                          167,388
                                                                    ----------
                                                                       569,006
                                                                    ----------

             RESTAURANTS -- 2.79%
    6,500    Brinker International, Inc.*<F6>                          226,395
                                                                    ----------

             RETAIL - DISCOUNT -- 6.88%
    3,500    Costco Wholesale Corporation*<F6>                         129,675
    4,400    Ross Stores, Inc.                                         185,724
    4,600    Wal-Mart Stores, Inc.                                     242,006
                                                                    ----------
                                                                       557,405
                                                                    ----------

             RETAIL - DRUGS -- 2.62%
    6,900    Walgreen Company                                          212,451
                                                                    ----------

             TOYS -- 4.51%
   17,000    Mattel, Inc.                                              365,670
                                                                    ----------

             TRANSPORTATION SERVICES -- 4.78%
    5,000    Expeditors International
               of Washington, Inc.                                     174,700
    3,400    United Parcel Service,
               Inc. - Class B                                          212,262
                                                                    ----------
                                                                       386,962
                                                                    ----------
             Total Common Stock
               (cost $6,867,910)                                     7,620,258
                                                                    ----------

PRINCIPAL
  AMOUNT
---------
             SHORT-TERM INVESTMENTS -- 8.18%

             VARIABLE RATE DEMAND NOTES#<F7> -- 8.18%
 $ 78,078    American Family Financial
               Services, Inc., 0.9312%                                  78,078
  349,267    U.S. Bank, N.A., 1.07%                                    349,267
  235,741    Wisconsin Corporate Central
               Credit Union, 0.99%                                     235,741
                                                                    ----------
             Total Short-Term Investments
               (cost $663,086)                                         663,086
                                                                    ----------
             Total Investments -- 102.22%
               (cost $7,530,996)                                     8,283,344
                                                                    ----------
             Liabilities, less
               Other Assets -- (2.22%)                                (179,749)
                                                                    ----------
             NET ASSETS -- 100.00%                                  $8,103,595
                                                                    ----------
                                                                    ----------

 <F6>*  Non-income producing security.
 #<F7> Variable rate demand notes are considered short-term obligations and are payable on demand. Interest rates change periodically on specified dates. The rates listed are as of May 31, 2003.

                     See Notes to the Financial Statements.

OAK RIDGE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 2003 (UNAUDITED)

                                                                 OAK RIDGE           OAK RIDGE
                                                                 SMALL CAP           LARGE CAP
                                                                EQUITY FUND         EQUITY FUND
                                                                -----------         -----------
ASSETS:
     Investments, at market value (cost $11,586,933
       and $7,530,996, respectively)                            $13,991,566         $ 8,283,344
     Receivable from Adviser                                             --               8,943
     Interest and dividends receivable                                7,479               4,561
     Other Assets                                                     7,991               9,285
                                                                -----------         -----------
     Total Assets                                                14,007,036           8,306,133
                                                                -----------         -----------

LIABILITIES:
     Payable for investments purchased                                   --             157,733
     Payable for fund shares repurchased                              1,550                  --
     Payable to Adviser                                               2,057                  --
     Payable for 12b-1 fees                                           3,594               5,921
     Accrued other expenses                                          52,736              38,884
                                                                -----------         -----------
     Total Liabilities                                               59,937             202,538
                                                                -----------         -----------
NET ASSETS                                                      $13,947,099        $  8,103,595
                                                                -----------         -----------
                                                                -----------         -----------

NET ASSETS CONSIST OF:
     Paid-in-capital                                            $12,540,313         $ 7,548,573
     Accumulated net realized loss on investments                  (997,847)           (197,326)
     Net unrealized appreciation on investments                   2,404,633             752,348
                                                                -----------         -----------
     Net Assets                                                 $13,947,099         $ 8,103,595
                                                                -----------         -----------
                                                                -----------         -----------

CLASS A:
     Net assets                                                 $13,115,947         $ 8,103,595
     Shares authorized ($0.01 par value)                         50,000,000          50,000,000
     Shares issued and outstanding                                  825,966             791,752
     Net asset value and redemption price per share                  $15.88              $10.24
                                                                     ------              ------
                                                                     ------              ------
     Maximum offering price per share ($15.88 and $10.24
       divided by 0.9575, respectively)                              $16.58              $10.69
                                                                     ------              ------
                                                                     ------              ------

CLASS C:
     Net assets                                                 $   831,152         $        --
     Shares authorized ($0.01 par value)                         50,000,000          50,000,000
     Shares issued and outstanding                                   55,294                  --
     Net asset value, redemption price
       and offering price per share                                  $15.03              $   --
                                                                     ------              ------
                                                                     ------              ------

                     See Notes to the Financial Statements.

OAK RIDGE FUNDS

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 2003 (UNAUDITED)

                                                                 OAK RIDGE           OAK RIDGE
                                                                 SMALL CAP           LARGE CAP
                                                                EQUITY FUND         EQUITY FUND
                                                                -----------         -----------
INVESTMENT INCOME:
     Interest                                                    $    5,483          $   2,912
     Dividends (net of foreign taxes withheld
       of $147 and $116, respectively)                               31,104             32,499
                                                                 ----------          ---------
                                                                     36,587             35,411
                                                                 ----------          ---------

EXPENSES:
     Investment advisory fees                                        46,988             23,231
     Fund administration and accounting fees                         42,834             33,774
     12b-1 fees -- Class A                                           14,699              9,680
     12b-1 fees -- Class C                                            2,892                 --
     Service fees -- Class C                                            964                 --
     Professional fees                                               18,376             15,400
     Shareholder servicing fees and expenses                         26,208             16,152
     Federal and state registration fees                              4,999              5,960
     Reports to shareholders                                          2,630              1,930
     Custody fees                                                     2,058              1,820
     Directors' fees                                                  1,356              1,456
     Other                                                              359                210
                                                                 ----------          ---------
     Total expenses before waiver                                   164,363            109,613
     Less: Waiver of expenses by Adviser                            (36,170)           (32,175)
                                                                 ----------          ---------
     Net expenses                                                   128,193             77,438
                                                                 ----------          ---------
NET INVESTMENT LOSS                                                 (91,606)           (42,027)
                                                                 ----------          ---------

REALIZED AND UNREALIZED GAIN (LOSS):
     Net realized gain (loss) on investments                        345,098           (137,287)
     Change in unrealized
       appreciation/depreciation on investments                   1,006,656            277,006
                                                                 ----------          ---------
     Net gain on investments                                      1,351,754            139,719
                                                                 ----------          ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $1,260,148          $  97,692
                                                                 ----------          ---------
                                                                 ----------          ---------

                     See Notes to the Financial Statements.

OAK RIDGE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                    OAK RIDGE                     OAK RIDGE
                                                              SMALL CAP EQUITY FUND         LARGE CAP EQUITY FUND
                                                           ---------------------------   ---------------------------
                                                            SIX MONTHS     YEAR ENDED     SIX MONTHS     YEAR ENDED
                                                              ENDED       NOVEMBER 30,      ENDED       NOVEMBER 30,
                                                           MAY 31, 2003       2002       MAY 31, 2003       2002
                                                           ------------   ------------   ------------   ------------
                                                           (UNAUDITED)                   (UNAUDITED)
OPERATIONS:
     Net investment loss                                   $   (91,606)   $  (209,751)    $  (42,027)    $  (77,485)
     Net realized gain (loss) on investments                   345,098     (1,251,338)      (137,287)       747,407
     Change in unrealized appreciation/depreciation
       on investments                                        1,006,656       (499,455)       277,006     (1,925,739)
                                                           -----------    -----------     ----------     ----------
     Net increase (decrease) in net assets resulting
       from operations                                       1,260,148     (1,960,544)        97,692     (1,255,817)
                                                           -----------    -----------     ----------     ----------

CAPITAL SHARE TRANSACTIONS:
     Shares sold                                               386,573        999,078        424,259        362,337
     Shares issued to holders in reinvestment
       of dividends                                                 --      1,637,049        444,479             --
     Shares redeemed                                          (697,845)    (1,668,346)      (470,748)    (1,999,100)
     Shares issued in connection with acquisition
       of Universal Growth Fund                                     --             --             --      8,228,914
                                                           -----------    -----------     ----------     ----------
     Net increase (decrease) in net assets resulting
       from capital share transactions                        (311,272)       967,781        397,990      6,592,151
                                                           -----------    -----------     ----------     ----------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS
  FROM NET REALIZED GAINS                                           --     (1,562,741)      (461,083)            --
                                                           -----------    -----------     ----------     ----------
DISTRIBUTIONS TO CLASS C SHAREHOLDERS
  FROM NET REALIZED GAINS                                           --       (144,696)            --             --
                                                           -----------    -----------     ----------     ----------
TOTAL INCREASE (DECREASE)
  IN NET ASSETS                                                948,876     (2,700,200)        34,599      5,336,334
                                                           -----------    -----------     ----------     ----------
NET ASSETS:
     Beginning of period                                    12,998,223     15,698,423      8,068,996      2,732,662
                                                           -----------    -----------     ----------     ----------
     End of period                                         $13,947,099    $12,998,223     $8,103,595     $8,068,996
                                                           -----------    -----------     ----------     ----------
                                                           -----------    -----------     ----------     ----------

                     See Notes to the Financial Statements.

OAK RIDGE SMALL CAP EQUITY FUND -- CLASS A

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the entire period)

                                             SIX MONTHS
                                               ENDED        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                            MAY 31, '03    NOV. 30, '02   NOV. 30, '01   NOV. 30, '00   NOV. 30, '99   NOV. 30, '98
                                            -----------    ------------   ------------   ------------   ------------   ------------
                                            (UNAUDITED)
Net asset value, beginning
  of period                                    $14.43         $18.58         $21.75         $19.60         $16.73         $19.84
                                               ------         ------         ------         ------         ------         ------
Income from investment  operations:
     Net investment loss                        (0.10)(1)      (0.22)(2)      (0.24)(1)      (0.28)(1)      (0.27)(1)      (0.18)(1)
                                                      <F8>           <F9>           <F8>           <F8>           <F8>          <F8>
     Net realized and unrealized
       gains (losses) on investments             1.55          (1.91)          0.75           2.43           3.18          (1.67)
                                               ------         ------         ------         ------         ------         ------
Total from investment operations                 1.45          (2.13)          0.51           2.15           2.91          (1.85)
                                               ------         ------         ------         ------         ------         ------
Less distributions from net realized gains         --          (2.02)         (3.68)            --          (0.04)         (1.26)
                                               ------         ------         ------         ------         ------         ------
Net asset value, end of period                 $15.88         $14.43         $18.58         $21.75         $19.60         $16.73
                                               ------         ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------         ------
Total Return(3)<F10>                           10.05%(5)    (13.30)%          0.78%         10.97%         17.41%        (9.82)%
                                                    <F12>

Supplemental data and ratios:
Net assets, end of period                 $13,115,947    $12,145,347    $14,419,175    $14,908,546    $14,001,255    $13,215,299
Ratio of expenses to
  average net assets:
     Before expense waiver                      2.58%(6)       2.34%          2.15%          2.09%          2.50%          2.65%
                                                    <F13>
     After expense waiver                       2.00%(6)       2.00%          2.00%          2.00%          2.00%          1.89%
                                                    <F13>
Ratio of net investment loss
  to average net assets:
     Before expense waiver                    (2.00)%(6)     (1.74)%        (1.40)%        (1.22)%        (1.98)%        (1.89)%
                                                    <F13>
     After expense waiver                     (1.42)%(6)     (1.40)%        (1.25)%        (1.13)%        (1.48)%        (1.13)%
                                                    <F13>
Portfolio turnover rate(4)<F11>                   23%            46%            40%            46%            64%            57%

(1)<F8> Net investment loss per share is calculated using the ending balance of undistributed net investment loss prior to consideration of adjustments for permanent book and tax differences.
(2)<F9> Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
(3)<F10>  The total return calculation does not reflect the 4.25% sales load.
(4)<F11> Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(5)<F12>  Not annualized.
(6)<F13>  Annualized.

                     See Notes to the Financial Statements.

OAK RIDGE SMALL CAP EQUITY FUND -- CLASS C

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the entire period)

                                             SIX MONTHS
                                               ENDED        YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                            MAY 31, '03    NOV. 30, '02   NOV. 30, '01   NOV. 30, '00   NOV. 30, '99   NOV. 30, '98
                                            -----------    ------------   ------------   ------------   ------------   ------------
                                            (UNAUDITED)
Net asset value, beginning
  of period                                    $13.71         $17.88         $21.18         $19.24         $16.54         $19.75
                                               ------         ------         ------         ------         ------         ------
Income from investment operations:
    Net investment loss                         (0.15)(1)      (0.33)(2)      (0.38)(1)      (0.48)(1)      (0.46)(1)      (0.34)(2)
                                                     <F14>          <F15>          <F14>          <F14>          <F14>         <F15>
    Net realized and unrealized
      gains (losses) on investments              1.47          (1.82)          0.76           2.42           3.20          (1.61)
                                               ------         ------         ------         ------         ------         ------
Total from investment operations                 1.32          (2.15)          0.38           1.94           2.74          (1.95)
                                               ------         ------         ------         ------         ------         ------
Less distributions from capital gains              --          (2.02)         (3.68)            --          (0.04)         (1.26)
                                               ------         ------         ------         ------         ------         ------
Net asset value, end of period                 $15.03         $13.71         $17.88         $21.18         $19.24         $16.54
                                               ------         ------         ------         ------         ------         ------
                                               ------         ------         ------         ------         ------         ------
Total Return                                    9.63%(4)    (14.01)%          0.09%         10.08%         16.58%       (10.40)%
                                                    <F17>

Supplemental data and ratios:
Net assets, end of period                    $831,152       $852,876     $1,279,248     $1,330,540     $1,497,642     $1,255,930
Ratio of expenses to
  average net assets:
    Before expense waiver                       3.33%(5)       3.09%          2.90%          2.84%          3.25%          3.39%
                                                    <F18>
    After expense waiver                        2.75%(5)       2.75%          2.75%          2.75%          2.75%          2.63%
                                                    <F18>
Ratio of net investment loss
  to average net assets:
    Before expense waiver                     (2.75)%(5)     (2.49)%        (2.15)%        (1.97)%        (2.73)%        (2.63)%
                                                    <F18>
    After expense waiver                      (2.17)%(5)     (2.15)%        (2.00)%        (1.88)%        (2.23)%        (1.87)%
                                                    <F18>
Portfolio turnover rate(3)<F16>                   23%            46%            40%            46%            64%            57%

(1)<F14> Net investment loss per share is calculated using the ending balance of undistributed net investment loss prior to consideration of adjustments for permanent book and tax differences.
(2)<F15> Net investment loss per share represents net investment loss divided by the average shares outstanding throughout the year.
(3)<F16> Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(4)<F17>   Not annualized.
(5)<F18>   Annualized.

                     See Notes to the Financial Statements.

OAK RIDGE LARGE CAP EQUITY FUND -- CLASS A

FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the entire period)

                                             SIX MONTHS                                                    MARCH 1, '99(1)<F19>
                                               ENDED         YEAR ENDED      YEAR ENDED      YEAR ENDED           THROUGH
                                            MAY 31, '03     NOV. 30, '02    NOV. 30, '01    NOV. 30, '00       NOV. 30, '99
                                            -----------     ------------    ------------    ------------       ------------
                                            (UNAUDITED)
Net asset value, beginning of period           $10.74          $12.41          $13.89          $12.45             $12.00
                                               ------          ------          ------          ------             ------
Income from investment operations:
    Net investment loss(2)<F20>                 (0.05)          (0.10)          (0.07)          (0.09)             (0.05)
    Net realized and unrealized
      gains (losses) on investments              0.17           (1.57)          (1.41)           1.53               0.50
                                               ------          ------          ------          ------             ------
Total from investment operations                 0.12           (1.67)          (1.48)           1.44               0.45
                                               ------          ------          ------          ------             ------
Less distributions from capital gains           (0.62)             --              --              --                 --
                                               ------          ------          ------          ------             ------
Net asset value, end of period                 $10.24          $10.74          $12.41          $13.89             $12.45
                                               ------          ------          ------          ------             ------
                                               ------          ------          ------          ------             ------
Total Return(4)<F22>                            1.33%(3)     (13.46)%        (10.66)%          11.57%              3.75%(3)
                                                    <F21>                                                              <F21>

Supplemental data and ratios:
Net assets, end of period                  $8,103,595      $8,068,996      $2,732,662      $2,529,629         $1,855,483
Ratio of expenses to
  average net assets:
    Before expense waiver                       2.83%(5)        3.21%           5.24%           4.72%              7.80%(5)
                                                    <F23>                                                              <F23>
    After expense waiver                        2.00%(5)        2.00%           2.00%           2.00%              2.00%(5)
                                                    <F23>                                                              <F23>
Ratio of net investment loss
  to average net assets:
    Before expense waiver                     (1.92)%(5)      (2.21)%         (3.84)%         (3.40)%            (6.38)%(5)
                                                    <F23>                                                              <F23>
    After expense waiver                      (1.09)%(5)      (1.00)%         (0.60)%         (0.68)%            (0.58)%(5)
                                                    <F23>                                                              <F23>
Portfolio turnover rate                           15%             26%             19%             25%                52%

(1)<F19>   Commencement of operations.
(2)<F20> Net investment loss per share is calculated using the ending balance of undistributed net investment loss prior to consideration of adjustments for permanent book and tax differences.
(3)<F21>   Not annualized.
(4)<F22>   The total return calculation does not reflect the 4.25% sales load.
(5)<F23>   Annualized.

                     See Notes to the Financial Statements.

OAK RIDGE FUNDS

NOTES TO THE FINANCIAL STATEMENTS
MAY 31, 2003 (UNAUDITED)

1. ORGANIZATION

Oak Ridge Funds, Inc. (the "Corporation") was incorporated on October 15, 1993 as a Maryland corporation. The Corporation is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act") and consists of two series of portfolios: the Oak Ridge Small Cap Equity Fund and the Oak Ridge Large Cap Equity Fund (the "Funds"). Each Fund's investment objective is capital appreciation. Oak Ridge Investments, LLC (the "Adviser") is the Funds' investment adviser. The Funds commenced operations on January 3, 1994 (Oak Ridge Small Cap Equity Fund) and March 1, 1999 (Oak Ridge Large Cap Equity Fund).

The Funds have authorized two classes of shares: Class A and Class C. The Class A shares are subject to a 0.25% distribution fee pursuant to Rule 12b-1 and an initial sales charge imposed at the time of purchase, in accordance with the Funds' prospectus. The maximum sales charge is 4.25% of the offering price, or 4.44% of the net asset value. The Class C shares are subject to a shareholder servicing fee of 0.25% and distribution fees of 0.75% pursuant to Rule 12b-1. Each class of shares of the Funds has identical rights and privileges except that each class bears differing Rule 12b-1 expenses and exclusive voting rights on matters pertaining to the distribution plan for that class. Effective December 7, 1999 and until further notice, the Oak Ridge Large Cap Equity Fund discontinued issuing Class C shares.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

a) Investment Valuation -- Common stocks and other equity-type securities are valued at the last reported sales price on each security's principal exchange, except those traded on the NASDAQ NMS and Small Cap exchanges. Securities traded on NASDAQ will be valued at the NASDAQ official closing price.
Securities traded on an exchange or on NASDAQ for which there were no transactions on a given day, and securities not listed on an exchange or NASDAQ are valued at the most recent bid price. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service, subject to review by the Adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method, which approximates fair value. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.

b) Federal Income Taxes -- It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income and net capital gains to shareholders. Therefore, no federal tax provision is recorded.

c) Distributions to Shareholders -- The Funds generally pay dividends of net investment income, if any, annually. Distributions of net realized capital gains, if any, will generally be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

d) Use of Estimates -- The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

e) Other -- Investment and shareholder transactions are recorded on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. All discounts and premiums are amortized on the effective interest method for tax and financial reporting purposes. Generally accepted accounting principles require that permanent differences between the financial reporting and tax basis of income and expenses be reclassified in the capital accounts.

3. ACQUISITION INFORMATION

On January 31, 2002, the Oak Ridge Large Cap Equity Fund acquired, through a non-taxable exchange, substantially all of the net assets of the Universal Growth Fund. The Oak Ridge Large Cap Equity Fund issued 672,393 shares (valued at $8,228,914) for the 596,384 shares of the Universal Growth Fund outstanding at January 31, 2002. The net assets of $8,228,914 of the Universal Growth Fund included net unrealized appreciation on investments of $2,214,132. The net assets of the Oak Ridge Large Cap Equity Fund immediately before the acquisition were $2,682,404, and the Fund's Statement of Operations for the year ended November 30, 2002 does not include preacquisition activity of the Universal Growth Fund.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Funds were as follows:

                                                          OAK RIDGE SMALL CAP EQUITY FUND
                                                                      CLASS A
                                               ----------------------------------------------------
                                                  SIX MONTHS ENDED                  YEAR ENDED
                                                    MAY 31, 2003                  NOV. 30, 2002
                                               ----------------------          --------------------
                                               AMOUNT          SHARES          AMOUNT        SHARES
                                               ------          ------          ------        ------
     Shares sold                              $ 358,942         25,649       $  827,874       54,688
     Shares issued to holders in
       reinvestment of distributions                 --             --        1,492,354       85,866
     Shares redeemed                           (578,449)       (41,588)      (1,231,864)     (74,618)
                                              ---------        -------       ----------      -------
     Net increase (decrease)                  $(219,507)       (15,939)      $1,088,364       65,936
                                              ---------                      ----------
                                              ---------                      ----------
     SHARES OUTSTANDING:
        Beginning of Period                                    841,905                       775,969
                                                               -------                       -------
        End of Period                                          825,966                       841,905
                                                               -------                       -------
                                                               -------                       -------

                                                          OAK RIDGE SMALL CAP EQUITY FUND
                                                                      CLASS C
                                               ----------------------------------------------------
                                                  SIX MONTHS ENDED                  YEAR ENDED
                                                    MAY 31, 2003                  NOV. 30, 2002
                                               ----------------------          --------------------
                                               AMOUNT          SHARES          AMOUNT        SHARES
                                               ------          ------          ------        ------
     Shares sold                              $  27,631          2,077       $  171,204       11,317
     Shares issued to holders in
       reinvestment of distributions                 --             --          144,695        8,690
     Shares redeemed                           (119,396)        (9,001)        (436,482)     (29,338)
                                              ---------        -------       ----------      -------
     Net decrease                             $ (91,765)        (6,924)      $ (120,583)      (9,331)
                                              ---------                      ----------
                                              ---------                      ----------
     SHARES OUTSTANDING:
        Beginning of Period                                     62,218                        71,549
                                                               -------                       -------
        End of Period                                           55,294                        62,218
                                                               -------                       -------
                                                               -------                       -------
     Total Net Increase (Decrease)            $(311,272)                     $  967,781
                                              ---------                      ----------
                                              ---------                      ----------

                                                          OAK RIDGE LARGE CAP EQUITY FUND
                                                                      CLASS A
                                               ----------------------------------------------------
                                                  SIX MONTHS ENDED                  YEAR ENDED
                                                    MAY 31, 2003                  NOV. 30, 2002
                                               ----------------------          --------------------
                                               AMOUNT          SHARES          AMOUNT        SHARES
                                               ------          ------          ------        ------
     Shares sold                               $424,259         44,100      $   362,337       33,851
     Shares issued to holders in
       reinvestment of distributions            444,479         45,448               --           --
     Shares redeemed                           (470,748)       (48,951)      (1,999,100)    (175,322)
     Shares issued in connection with
       acquisition of Universal Growth Fund          --             --        8,228,914      672,393
                                               --------        -------       ----------      -------
     Net increase                              $397,990         40,597       $6,592,151      530,922
                                               --------                      ----------
                                               --------                      ----------
     SHARES OUTSTANDING:
        Beginning of Period                                    751,155                       220,233
                                                               -------                       -------
        End of Period                                          791,752                       751,155
                                                               -------                       -------
                                                               -------                       -------

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an agreement with the Adviser, with whom certain officers and directors of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement, the Oak Ridge Small Cap Equity Fund pays the Adviser an annual management fee, effective March 1, 1999 of 0.75% (prior to March 1, 1999, the fee was 1.00%) and the Oak Ridge Large Cap Equity Fund pays the Adviser an annual fee of 0.60% of the Fund's average daily net assets. The advisory fee is accrued daily and paid monthly.

For the six months ended May 31, 2003, the Adviser agreed to waive its management fee and/or reimburse the Funds' operating expenses to ensure that total operating expenses (exclusive of interest, taxes, brokerage commissions, and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) for (i) Class A shares did not exceed 2.00% of the class' average daily net assets and (ii) Class C shares did not exceed 2.75% of the class' average daily net assets. The Adviser has agreed to extend these caps on the Funds' operating expenses through March 31, 2004. After this date, the Adviser may elect to continue, modify or terminate the limitation on Fund operating expenses. Further, under the terms of this agreement, any Fund expenses waived or reimbursed after March 1, 1999 may be recouped by the Adviser from the Fund to the extent actual operating expenses for a period are less than the expense limitation caps, provided that the Adviser may only be entitled to recoup such amounts for a period of three years from the fiscal year such amounts were waived or reimbursed. Reimbursed/absorbed expenses subject to potential recovery by year of expiration are as follows:

                                  OAK RIDGE SMALL        OAK RIDGE LARGE
       YEAR OF EXPIRATION         CAP EQUITY FUND        CAP EQUITY FUND
       ------------------         ---------------        ---------------
       November 30, 2003              $16,016                $63,272
       November 30, 2004              $24,053                $87,637
       November 30, 2005              $48,392                $93,815

For the six months ended May 31, 2003, Oak Ridge Small Cap Equity Fund and Oak Ridge Large Cap Equity Fund paid Oak Ridge Investments, Inc. (the "Distributor") $5,492 and $3,504, respectively, of brokerage commissions. The Funds were advised that the Distributor also received front-end sales charges on Class A shares of $450 for the Oak Ridge Small Cap Equity Fund and $0 for the Oak Ridge Large Cap Equity Fund.

6. INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Oak Ridge Small Cap Equity Fund for the six months ended May 31, 2003 were $2,759,036 and $2,660,173, respectively. The aggregate purchases and sales of securities, excluding short-term investments, for the Oak Ridge Large Cap Equity Fund for the six months ended May 31, 2003 were $1,388,524 and $1,067,588, respectively. There were no purchases or sales of long-term U.S. Government securities.

At May 31, 2003, cost and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

                                                COST            APPRECIATION       (DEPRECIATION)     NET APPRECIATION
                                            -----------         ------------       -------------      ----------------
     Oak Ridge Small Cap Equity Fund        $11,586,933          $2,864,691          $(460,058)          $2,404,633
     Oak Ridge Large Cap Equity Fund          7,530,996           1,152,618           (400,270)             752,348

At November 30, 2002, the Funds had no undistributed ordinary income for tax purposes and the undistributed long-term capital gains are as follows:

                                       LONG-TERM CAPITAL GAINS
                                       -----------------------
   Oak Ridge Small Cap Equity Fund                  --
   Oak Ridge Large Cap Equity Fund            $461,058

During the year ended November 30, 2002, the Oak Ridge Large Cap Equity Fund utilized $110,235 of its capital loss carryforwards and at November 30, 2002, had $60,014 in carryforwards that expire in 2009, subject to IRS limitations. At November 30, 2002, the Oak Ridge Small Cap Equity Fund had a capital loss carryforward of $1,251,338 that expires in 2010. To the extent the Funds realize future net capital gains, taxable distributions to their shareholders may be offset by any unused capital loss carryover for the Funds.

During the year ended November 30, 2002, the Oak Ridge Small Cap Equity Fund distributed, on a tax basis, long-term capital gains of $1,707,437 and the Oak Ridge Large Cap Equity Fund designated $176,114 as long-term capital gains distributions, which included earnings and profits distributed to shareholders on redemptions.

7. DISTRIBUTION PLAN

The Funds have adopted a plan of distribution for each class of shares (the "Class A Plan" and the "Class C Plan") in accordance with Rule 12b-1 under the 1940 Act pursuant to which certain distribution and/or service fees are paid. Under the Class A Plan, the Funds are required to pay the Distributor a distribution fee at an annual rate of 0.25% of the average daily net assets of the Funds attributable to the Class A shares, for the promotion and distribution of the Class A shares. The Class C Plan requires the Funds to pay the Distributor (i) a distribution fee at an annual rate of 0.75% of the average daily net assets of the Funds attributable to the Class C shares, and (ii) a service fee for personal services provided to shareholder accounts at an annual rate of 0.25% of the average daily net assets of the Funds attributable to Class C shares. Distribution fees incurred by the Oak Ridge Small Cap Equity Fund and Oak Ridge Large Cap Equity Fund Class A shares for the six months ended May 31, 2003 were $14,699 and $9,680, respectively. Distribution fees incurred by the Oak Ridge Small Cap Equity Fund Class C shares for the six months ended May 31, 2003 were $2,892. Service fees for the Oak Ridge Small Cap Equity Fund Class C shares for the six months ended May 31, 2003 were $964.

                               TABLE OF CONTENTS

                                                                    Page
                                                                    ----
Letter to Shareholders                                                1
Schedule of Investments                                               4
Statements of Assets and Liabilities                                  8
Statements of Operations                                              9
Statements of Changes in Net Assets                                  10
Financial Highlights                                                 11
Notes to the Financial Statements                                    14

This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

ITEM 2. CODE OF ETHICS.
-----------------------

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
-----------------------------------------

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable.

ITEM 6. [RESERVED]
------------------

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
-------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable.

ITEM 8. [RESERVED]
------------------

ITEM 9. CONTROLS AND PROCEDURES.
--------------------------------

(a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date, the Registrant's President and Treasurer/CFO have determined that the disclosure controls and procedures (as defined in Rule 30a-2(c) under the 1940 Act) are designed to ensure that information required to be disclosed by the Registrant is recorded, processed, summarized and reported by the filing date, and that information required to be disclosed in this report is communicated to the Registrant's management, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referred to in paragraph (a) above, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.
------------------

(a) Any code of ethics or amendment thereto. Not applicable to semi-annual reports.

(b) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(c) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)    Oak Ridge Funds, Inc.
                  -----------------------------------------------------------

     By (Signature and Title)   /s/ David M. Klaskin
                              -----------------------------------------------
                                David M. Klaskin, President

     Date        7-30-03
           ------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     (Registrant)   Oak Ridge Funds, Inc
                 -----------------------------------------------------------

     By (Signature and Title)  /s/ Samuel Wegbreit
                             -----------------------------------------------
                               Samuel Wegbreit, Treasurer

     Date        7-30-03
          ------------------------------------------------------------------